FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:   028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bryan Sadoff
Title:            Member/Chief Compliance Officer
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Bryan Sadoff       Milwaukee, Wisconsin     07/12/10
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            51

Form 13F Information Table Value Total:   $   308,864
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

             COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE   SHRS OR  SH/   PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER             CLASS        CUSIP     (x$1000) PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED OTHER
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
ANALOG DEVICES                    COM           032654105     6,619  237,580  SH          Sole                237,580
BERKSHIRE HATHAWAY INC CL A       COM           084670108       240        2  SH          Sole                      2
CABLEVISION                       COM           12686C109    12,388  515,950  SH          Sole                515,950
COCA COLA                         COM           191216100    12,525  249,905  SH          Sole                249,905
CONAGRA                           COM           205887102    11,478  492,205  SH          Sole                492,205
DIRECTV GROUP                     COM           25490A101    10,503  309,633  SH          Sole                309,633
EMC                               COM           268648102    13,577  741,886  SH          Sole                741,886
GOLDMAN SACHS                     COM           38141G104     7,570   57,670  SH          Sole                 57,670
H J HEINZ                         COM           423074103    14,633  338,559  SH          Sole                338,559
HEALTHSOUTH                       COM           421924309    11,886  635,300  SH          Sole                635,300
INTEL                             COM           458140100    15,070  774,809  SH          Sole                774,809
INVESCO                           COM           G491BT108     7,995  475,050  SH          Sole                475,050
J.P. MORGAN CHASE                 COM           46625H100    12,301  336,012  SH          Sole                336,012
JDS UNIPHASE                      COM           46612J507     8,769  891,153  SH          Sole                891,153
JOHNSON & JOHNSON                 COM           478160104       336    5,684  SH          Sole                  5,684
MCCORMICK                         COM           579780206     6,779  178,589  SH          Sole                178,589
MEDICIS                           COM           584690309     5,616  256,650  SH          Sole                256,650
MYLAN LABS                        COM           628530107    12,560  737,100  SH          Sole                737,100
NETAPP                            COM           64110D104    17,288  463,350  SH          Sole                463,350
PEPSICO                           COM           713448108       206    3,376  SH          Sole                  3,376
TELLABS                           COM           879664100     6,290  984,400  SH          Sole                984,400
TEXAS INSTRUMENTS                 COM           882508104     9,523  409,084  SH          Sole                409,084
TRAVELERS                         COM           89417E109    13,090  265,780  SH          Sole                265,780
UNIVERSAL HEALTH                  COM           913903100    12,456  326,500  SH          Sole                326,500
VALEANT PHARMACEUTICAL            COM           91911X104    19,450  371,970  SH          Sole                371,970
VIACOM CL B                       COM           92553P201    14,521  462,900  SH          Sole                462,900
WATSON PHARMACEUTICAL             COM           942683103    15,244  375,754  SH          Sole                375,754
XILINX                            COM           983919101    15,409  610,030  SH          Sole                610,030
INVESCO INSURED MUNI INCOME       COM           46132P108       248   17,050  SH          Sole                 17,050
NUVEEN INSD DIVID ADVANTAGE MU    COM           67071L106       583   40,000  SH          Sole                 40,000
NUVEEN INSURED MUNI OPPORTUNIT    COM           670984103       284   19,746  SH          Sole                 19,746
NUVEEN INSURED PREMIUM MUNI       COM           6706D8104       560   43,809  SH          Sole                 43,809
PROGRESS ENERGY                   COM           743263105       663   16,912  SH          Sole                 16,912
SOUTHERN COMPANY                  COM           842587107       483   14,500  SH          Sole                 14,500
WISCONSIN ENERGY                  COM           976657106       239    4,716  SH          Sole                  4,716
AMERICAN FDS-INCOME FUND OF AM    COM           453320103       275   18,818  SH          Sole                 18,818
FIRST AMERICAN INTER BD FD CL     COM           318530813       191   18,550  SH          Sole                 18,550
PIMCO TOTAL RETURN INSTL          COM           693390700       404   35,900  SH          Sole                 35,900
T. ROWE PRICE SHORT-TERM BOND     COM           77957P105        65   13,367  SH          Sole                 13,367
VANGUARD FLORIDA L/T T/E ADMIR    COM           922033204       270   23,600  SH          Sole                 23,600
VANGUARD INTER TERM BD INDEX      COM           921937306       214   18,981  SH          Sole                 18,981
VANGUARD INTER TERM T/E FUND      COM           922907209       174   12,801  SH          Sole                 12,801
VANGUARD LONG TERM TREASURY FD    COM           922031505       393   32,644  SH          Sole                 32,644
VANGUARD SHORT-TERM FEDERAL FD    COM           922031604       979   90,000  SH          Sole                 90,000
ISHARES ETF 1-3 YEAR TREASURY     COM           464287457     1,862   22,130  SH          Sole                 22,130
ISHARES ETF 20+ YR TREASURY BO    COM           464287432       254    2,500  SH          Sole                  2,500
ISHARES ETF 7-10 YR TREASURY B    COM           464287440       774    8,092  SH          Sole                  8,092
ISHARES ETF S&P NATIONAL MUNI     COM           464288414     2,492   23,950  SH          Sole                 23,950
SPIDER ETF MUNI BOND              COM           78464A458     1,124   49,000  SH          Sole                 49,000
SPIDER ETF SHORT-TERM MUNI        COM           78464A425     1,744   72,350  SH          Sole                 72,350
VANGUARD ETF S-T BOND INDEX       COM           921937827       267    3,300  SH          Sole                  3,300